CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Share-based compensation expenses	₽ 24,038	$ 341.8	₽ 20,829	₽ 15,728
Cost of revenues
Share-based compensation expenses	593	8.4	479	449
Product development
Share-based compensation expenses	13,831	196.6	11,504	9,216
Sales, general and administrative
Share-based compensation expenses	₽ 9,614	$ 136.8	₽ 8,846	₽ 6,063